Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 25, 2019	Apr. 24, 2018	Dec. 31, 2019
Disclosure of dividend [abstract]
Dividend	$ 2,000,000	$ 1,200,000	$ 2,660,800
Dividend per share	$ 0.84	$ 1.40